Commitments and Contingencies - Restricted Assets (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Loss Contingencies [Line Items]
Fixed maturity collateral pledged to FHLB	$ 2,333,400,000		$ 3,400,900,000
FHLB restricted stock	99,100,000	[1]	144,600,000	[1]
Other fixed maturities-state deposits	251,000,000		262,100,000
Securities pledged	1,465,700,000	[2]	1,605,500,000	[2]
Total restricted assets	4,149,200,000		5,413,100,000
Securities pledged as collateral
Loss Contingencies [Line Items]
Fair value of loaned securities	435,400,000		601,800,000
Fair value of securities delivered as collateral	$ 1,000,000,000		$ 1,000,000,000

[1]	Included in Other investments in the Consolidated Balance Sheets.
[2]	Includes the fair value of loaned securities of $435.4 and $601.8 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $1.0 billion, respectively, which was included in Securities pledged in the Consolidated Balance Sheets.